Cover	Oct. 03, 2024
Document Information [Line Items]
Document Type	N-2
Document Registration Statement	true
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	MSC Income Fund, Inc.
Entity Central Index Key	0001535778
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	1300 Post Oak Boulevard
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
Entity Phone Fax Numbers [Line Items]
City Area Code	713
Local Phone Number	350-6000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dwayne L. Hyzak
Entity Address, Address Line One	1300 Post Oak Boulevard
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056